PREFERRED LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of Preferred Limited Partners' Equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred LP Units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2020	2019	June 30, 2020	December 31, 2019
Series 5 (C$72)	2.89	5.59	Apr 2018	$1	$2	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 2021	4	4	128	128
Series 9 (C$200)	8.00	5.75	Jul 2021	4	4	147	147
Series 11 (C$250)	10.00	5.00	Apr 2022	5	5	187	187
Series 13 (C$250)	10.00	5.00	Apr 2023	5	4	196	196
Series 15 (C$175)	7.00	5.75	Apr 2024	4	2	126	126
Series 17 ($200)	8.00	5.25	Mar 2025	3	—	$195	$—
	52.89			$26	$21	$1,028	$833